Long-Term Borrowings	12 Months Ended
Dec. 31, 2024
Long-Term Borrowing [Abstract]
LONG-TERM BORROWINGS

7. LONG-TERM BORROWINGS

On March 22, 2024, the Company entered into a Loan Agreement (the “Loan Agreement”) with a third party (the “Lender”), pursuant to which the Lender agrees to lend to the Company (the “Loan”) amounts to be paid in four tranches. The amount of each tranche of the Loan is adjusted depending on the trading price of the Company’s Class B Ordinary Shares. The first tranche, extended on March 28, 2024, provides the Company with loan proceeds of $588,888; the second tranche, extended on April 9, 2024, provides the Company with loan proceeds of $681,828; the third and final tranche, extended on April 18, 2024, provides the Company with loan proceeds of approximately $909,978. Each tranche of the Loan has a maturity of five years from the date the tranche is extended and an interest of 5.05% per annum to be paid by the Company to the Lender in semi-annual installments.

As of December 31, 2024, the Company had long-term borrowings of approximately $2,180,694.